Law Offices of
Paul Hastings LLP
55 Second Street
San Francisco, California 94105-3441
Telephone  (415) 856-7000
Facsimile  (415) 856-7100
Internet  www.paulhastings.com

April 12, 2016
VIA EDGAR
Secretary
U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC  20549
Re:	Rainier Investment Management Mutual Funds File Nos. 33-73792 and 811-08270
Sir or Madam:

On behalf of Rainier Investment Management Mutual Funds (the “Registrant”), we are submitting for filing Post-Effective Amendment No. 56 to the Registrant’s registration statement on Form N-1A for filing under Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.
The purpose of this Post-Effective Amendment is to make revisions in response to comments by the staff of the U.S. Securities and Exchange Commission on proposed changes to disclosure related to the Rainier Intermediate Fixed Income Fund.  Those changes reflect disclosure concerning a new investment adviser for that fund, Manning & Napier Advisors, LLC.
A separate comment response letter has been filed by Edgar correspondence.  In addition, an acceleration request has been submitted.
Please contact me directly with comments or questions at (415) 856-7007.

Very truly yours, /s/ David A. Hearth of PAUL HASTINGS LLP